Share-Based Payments - Additional Information (Detail) € / shares in Units, € in Thousands			6 Months Ended			8 Months Ended	12 Months Ended
	Apr. 28, 2021 EUR (€)	Dec. 16, 2020	Jun. 30, 2022 EUR (€) shares € / shares	Jun. 30, 2022 EUR (€) € / shares $ / shares shares	Jun. 30, 2021 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€)	Mar. 17, 2022 EUR (€)	Mar. 16, 2022 € / shares shares	Jan. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity settled share based payment arrangement expenses			€ 67,621		€ 121,932		€ 291,837	€ 7,100	€ 0
Equity settled share based payment arrangement expenses Legal accounting and consulting fees			46,433		83,995		202,201	4,650	0
Equity settled share based payment arrangement expenses employee benefit expenses			21,188		€ 37,937		€ 89,636	€ 2,450	0
Number of shares issued | shares					100	100	100	100
Par value per share | € / shares					€ 1	€ 1	€ 1	€ 1
Total share-based payment expenses			€ (82,005)		€ (121,932)		€ (291,837)	€ (7,100)	0
Total expenses arising from the transactions as part of employee benefit expense							€ 600	€ 0	€ 0
Assessed fair value at grant date of granted options per option | € / shares			€ 7.75
Share price | (per share)			7.87	$ 8.17
Exercise price | € / shares			€ 0.12
Grant and performance options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares					0
Management incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options granted for share-based payment arrangement			18 months
Exercise price of the granted options under the plan | € / shares			€ 0.12
Number of options expired | shares			0
Total expenses arising from the transactions as part of employee benefit expense			€ 11,776		€ 0
Management incentive plan [member] | Grant options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of exercisable for options vested following the end of blocking period			10 years
Options granted | shares			1,329,213
Management incentive plan [member] | Performance options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of exercisable for options vested from the grant date			10 years
Options granted | shares			1,329,213
Consulting Services Agreement [Member] | Parent [member] | Consultancy Firm [Member] | Madeline [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of termination of agreement		Dec. 31, 2023
Percentage difference between closing equity value and initial value minimum shares to be issued to the consulting organization								20.00%
Amendment One To Consulting Services Agreement [Member] | Part B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of equity instruments other than options granted modified share based payment arrangements	€ 250,400
Incremental fair value granted modified share based payment arrangements						€ 87,850
Amendment One To Consulting Services Agreement [Member] | Consultancy Firm [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate for the determination of present value of expected payouts						15.00%	15.00%	15.00%
Share based compensation equity instruments other than options expected discount for lack of marketability			11.50%	11.50%		9.40%	9.40%
Amendment One To Consulting Services Agreement [Member] | Consultancy Firm [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation equity instruments other than options expected discount for lack of marketability								12.40%
Amendment One To Consulting Services Agreement [Member] | Consultancy Firm [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation equity instruments other than options expected discount for lack of marketability									23.50%
Amendment One To Consulting Services Agreement [Member] | Consultancy Firm [Member] | Additional Consultancy Fees Paid To The Consulting Organization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments expenses							€ 600	€ 0
Amendment One To Consulting Services Agreement [Member] | Parent [member] | Madeline [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value						€ 459,300	459,300			€ 303,500
Share based compensation by share based award equity instruments other than options aggregate grant date fair value						182,800	182,800
Amendment One To Consulting Services Agreement [Member] | Parent [member] | Part A [Member] | Madeline [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value						97,900	97,900			9,000
Share based compensation by share based award equity instruments other than options aggregate grant date fair value						63,800	63,800
Amendment One To Consulting Services Agreement [Member] | Parent [member] | Part B [Member] | Madeline [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value						361,400	361,400			€ 294,500
Share based compensation by share based award equity instruments other than options aggregate grant date fair value						€ 119,000	€ 119,000
Amendment One To Consulting Services Agreement [Member] | Parent [member] | Consultancy Firm [Member] | Madeline [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional compensation as a percentage of share capital												5.00%
Business Combination Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | € / shares											€ 1
Business Combination Agreement [Member] | Consultancy Firm [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares											22
Par value per share | € / shares			€ 0.12	$ 0.12							€ 1
Number of ordinary shares owns after exchange | shares			41,097,994	41,097,994
Second Special Fees Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value			€ 6,600	$ 6,600	32,250
Liability recognized from share based payment transactions current impact of novation			4,440	4,440
Liability recognized from share based payment transactions non-current impact of novation			1,353	$ 1,353
Decrease in equity impact of novation			5,793
Total share-based payment expenses			2,608		0
Second Special Fees Agreement [Member] | Before the novation [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity settled share based payment arrangement expenses			6,380		0
Equity settled share based payment arrangement expenses employee benefit expenses			1,881		0
Equity settled share based payment arrangement expenses legal accounting and consulting fees			4,498		0
Second Special Fees Agreement [Member] | After the novation [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments expenses			3,772		0
Cash settled share based payment arrangement expenses Legal accounting and consulting fees			2,471		0
Cash settled share based payment arrangement expenses employee benefit expenses			€ 1,301		€ 0